Advances from FHLB (Schedule of Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	$ 37,130	$ 34,421
Overnight and short term advances, maturing in October 2012, with interest at 0.39% [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	17,300
One year advance, maturing July 12, 2013, with interest payable monthly at 0.34% [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	5,575
Five year advance, maturing August 15, 2012 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks		10,000
Five year advance, maturing August 8, 2012 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks		10,000
Seven year advance, maturing December 29, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	5,000	5,000
Seven year fixed rate advance, maturing August 8, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	$ 9,255	$ 9,421